Cash and Cash Equivalents (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Breakdown By Currency [Line Items]
Cash and cash equivalents, net	₪ 17,817	$ 5,139	₪ 3,797	$ 1,094	₪ 5,317	₪ 11,062
NIS [Member]
Breakdown By Currency [Line Items]
Cash and cash equivalents, net | ₪	₪ 9,654		₪ 2,473
US Dollars [Member]
Breakdown By Currency [Line Items]
Cash and cash equivalents, net | $		$ 8,163		$ 1,324